11. NOTES PAYABLE, CAPITALIZED LEASES AND LONG-TERM DEBT (Tables)	12 Months Ended
Sep. 30, 2019
Debt Disclosure [Abstract]
Notes payable, capitalized leases and long-term debt
	September 30,	September 30,
	2019	2018

Capital Source Business Finance Group	$-	$145,186
Total debt	-	145,186
Less current portion of long term debt	-	(145,186)
Long term debt	$-	$-